Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Bonuses	Total Payments
Colombia | Federal Government of Colombia Tax and Customs National Authority [Member]
Total	$ 72,313,000				$ 72,313,000
Colombia | Federal Government of Colombia National Treasury [Member]
Total		$ 11,022,000			11,022,000
Colombia | Federal Government of Colombia Ministry of Mines and Energy [Member]
Total		2,922,000			2,922,000
Colombia | Federal Government of Colombia Indumil [Member]
Total	$ 2,489,000				2,489,000
Colombia | Federal Government of Colombia National Mining Agency [Member]
Total		$ 2,170,000	$ 1,748,000		3,918,000
Colombia | Department of Antioquia [Member]
Total				$ 9,164,000	9,164,000
Guyana | Puruni Community [Member]
Total				$ 130,000	130,000
Guyana | Government of Guyana [Member]
Total			$ 179,000		$ 179,000